Label	Element	Value
Innovator U.S. Equity Accelerated ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 5.47 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator U.S. Equity Accelerated ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.90%
Innovator U.S. Equity Accelerated ETF - July | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: 588.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.10%)